Employment benefit plans	12 Months Ended
Mar. 31, 2026
Disclosure of information about defined benefit plans [abstract]
Employment benefit plans

37. Employment benefit plans

a)
Gratuity and other post-employment benefit plans

Retirement benefit in the form of provident fund is a defined contribution scheme. The contributions to the provident fund are charged to the consolidated statement of profit or loss for the year when the contributions are due. The Group has no obligation, other than the contribution payable to the provident fund.

The Group has a defined benefit gratuity plan. Gratuity is computed as 15 days' salary, for every completed year of service or part thereof in excess of 6 months and is payable on retirement / termination / resignation. The benefit vests on the employees after completion of 5 years of service. The Gratuity liability has not been externally funded. Group makes provision of such gratuity liability in the books of accounts on the basis of actuarial valuation as per the projected unit credit method.

The following tables summarise the components of net benefit expense recognised in the consolidated statement of profit or loss and the unfunded status and amounts recognised in the consolidated statement of financial position for gratuity.

a) Consolidated statement of profit or loss and OCI

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Net employees benefit expense recognised in 'Employee benefits expense'
Current service cost	73	95	93	1
Past service cost#	—	—	102	1
Interest cost on benefit obligation	16	20	23	0
Net benefit expense*	89	115	218	1

* This amount is inclusive of amount capitalised in different projects.

# Past service cost represents incremental cost incurred due to change in statutory provisions governing gratuity during the year.

Net (expense) / income recognised in OCI	(18)	50	43	0

b) Consolidated statement of financial position

	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Defined benefit liability
Present value of unfunded obligation	315	532	6
Net liability	315	532	6

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	231	300	315	3
Current service cost	73	95	93	1
Past service cost	—	—	102	1
Interest cost	16	20	23	1
Benefits paid	(34)	(50)	(44)	0
Remeasurements during the year due to:
- Experience adjustments	10	(8)	52	1
- Change in financial assumptions	4	9	(3)	(0)
- Change in demographic assumptions	—	(51)	(6)	(0)
Closing defined benefit obligation	300	315	532	6

c) Principal assumptions used in determining gratuity obligations

	For the year ended March 31,
	2024	2025	2026
Discount rate	7.20%	6.60%	6.75%
Salary escalation	10.00%	10.00%	10.00%

The estimates of future salary increases considered in actuarial valuation take account of inflation, total amount of inflation, seniority, promotion and other relevant factors, such as supply and demand in the employment market.

The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

	Change in	Impact on provision for gratuity as at March 31,
Particulars	assumptions	2025	2026	2026
		(INR)	(INR)	(USD)
Discount rate	+ 0.5%	314	520	6
	- 0.5%	330	545	6
Salary escalation	+ 0.5%	328	541	6
	- 0.5%	316	524	6

The sensitivity analysis above has been determined based on a method that extrapolates the impact on defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the year.

d)
Projected plan cash flow

The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

Maturity profile	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Within next 12 months	52	91	1
From 2nd to 5th year	192	342	4
From 6th to 9th year	117	178	2
From 10th year and beyond	108	148	2

The weighted average duration to the payment of these cash flows is 4.65 years (March 31, 2025: 5.06 years; March 31, 2024: 7.27 years).

e)
Risk analysis

The Group is exposed to a number of risks in the defined benefit plans. Most significant risks pertaining to defined benefits plans and management estimation of the impact of these risks are as follows:

i)
Inflation risk: Currently the Group has not funded the defined benefit plans. Therefore, the Group will have to bear the entire increase in liability on account of inflation.
ii)
Longevity risk / life expectancy: The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and at the end of the employment. An increase in the life expectancy of the plan participants will increase the plan liability.
iii)
Salary growth risk: The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. An increase in the salary of the plan participants will increase the plan liability.

Defined contribution plan	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	311	347	319	3